Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
Revenue by geographic area is determined based on the address of the merchant, or in the case of DashPass, the address of the consumer. Revenue by geographic area was as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2021	2020	2021
United States	$875	$1,275	$1,912	$3,577
International	4	—	4	11

Total revenue	$879	$1,275	$1,916	$3,588

Revenue by offering was as follows (in millions):

	Year Ended December 31,
	2018	2019	2020
Core business	$282	$876	$2,886
Other revenue	9	9	—

Total revenue	$291	$885	$2,886

Core business is primarily comprised of Marketplace, which includes Pickup and DoorDash for Work, and Drive.

	Year Ended December 31,
	2018	2019	2020
United States	$282	$877	$2,875
International	9	8	11

Total revenue	$291	$885	$2,886

Contract Liabilities	A summary of activities related to contract liabilities for the nine months ended September 30, 2021 was as follows (in millions):

Contract Liabilities
Beginning balance	$108
Addition to contract liabilities	815
Reduction of contract liabilities	(799)

Ending balance	$124

(1)
Gift cards and certain consumer credits can be redeemed through the Company’s online Marketplace. When they are redeemed, revenue is recognized on a net basis as the difference between the carrying amount of the gift cards and consumer credits and the amount due to merchants and Dashers for those transactions. Therefore, the amount recognized as revenue related to the reduction of gift cards and certain consumer credits is less than the amount presented in the table above. Net revenues associated with gift cards and certain consumer credits is not tracked by the Company as it is impracticable to do so.

(2)
Included in the beginning balance of contract liabilities was $22 million associated with unearned prepayments received by the Company, all of which was recognized as revenue during the nine months ended September 30, 2021.

(3)
During the three months ended September 30, 2021, the Company recorded $36 million of gift card breakage revenue, which represented the estimate of cumulative gift card breakage through September 30, 2021 based on the Company’s accounting policy discussed in Note 2.

Deferred Contract Costs	A summary of activities related to deferred contract costs was as follows (in millions):

	Nine Months Ended September 30,
	2020	2021
Beginning balance	$21	$43
Capitalization of deferred contract costs	21	26
Amortization of deferred contract costs	(6)	(15)

Ending balance	$36	$54

Deferred contract costs, current	$11	$22
Deferred contract costs, non-current	25	32

Total deferred contract costs	$36	$54

A summary of activities related to deferred contract costs was as follows (in millions):

	Year Ended December 31,
	2018	2019	2020
Beginning balance	$2	$6	$21
Capitalization of deferred contract costs	5	19	32
Amortization of deferred contract costs	(1)	(4)	(10)

Ending balance	$6	$21	$43

Deferred contract costs, current	$2	$4	$16
Deferred contract costs, non-current	4	17	27

Total deferred contract costs	$6	$21	$43

Allowance for Credit Losses
The allowance for credit losses related to accounts receivable and changes for the nine months ended September 30, 2021 were as follows (in millions):

Nine Months Ended September 30, 2021
Beginning balance	$13
Additions to the provision for expected credit losses	31
Writeoffs charged against the allowance	(5)

Ending balance	$39